Segment information - Summary of Revenues by Products and Services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Total revenue	$ 57,439,019	$ 44,078,459	$ 32,580,397
Operating Segments
Disclosure of products and services [line items]
Total revenue	57,333,327	43,987,803	32,472,577
Branded | Operating Segments
Disclosure of products and services [line items]
Total revenue	23,264,743	20,900,242	16,817,176
Private Label | Operating Segments
Disclosure of products and services [line items]
Total revenue	30,737,804	20,466,545	13,859,748
Spot | Operating Segments
Disclosure of products and services [line items]
Total revenue	3,255,961	2,557,310	1,739,956
Other | Operating Segments
Disclosure of products and services [line items]
Total revenue	$ 74,819	$ 63,706	$ 55,697